FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Balance
Change in fair value of capped call options	10,364,075
Balance	¥ 10,364,075